Debt - Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total Long-term notes payable	$ 189,143	$ 193,440
Debt issuance costs	(233)
Total long-term notes payable	188,910
Consolidated Entity, Excluding Consolidated VIE
Debt Instrument [Line Items]
2024	77,193
2025	12,897
2026	11,948
2027	4,840
2028	21,728
Thereafter	23,227
Total Long-term notes payable	151,833
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	$ 37,310	$ 40,491